Earnings Per Share - Computation for Basic and Diluted Net Income (Loss) Per Share of Common Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Numerator:
Net income (loss) available to controlling interest	$ 1,740	$ 6,980	$ 5,420	$ 4,056	$ 14,884	$ 12,971	$ (53,561)	$ 22,042	$ 18,196	$ (3,664)	$ (1,016)
Accretion to redemption value of redeemable convertible preferred stock										(2,616)	(4,236)
Dividends declared and paid or payable to preferred stockholders											(76,216)
Net income (loss) attributable to common stockholders									18,196	(6,280)	(81,468)
Dividends declared and paid to common stockholders											$ 3,784
Denominator:
Weighted average common shares outstanding-basic									45,916	24,758	1,505
Weighted average common shares outstanding-diluted									47,137	24,758	1,505
Common stock earnings per share-basic:
Distributed											$ 2.51
Undistributed									$ 0.40	$ (0.25)	$ (54.13)
Net income (loss) - basic	$ 0.04	$ 0.15	$ 0.12	$ 0.09	$ 0.33	$ 0.29	$ (8.02)	$ 0.43	$ 0.40	$ (0.25)	$ (51.62)
Common stock earnings per share-diluted:
Distributed											$ 2.51
Undistributed									$ 0.39	$ (0.25)	$ (54.13)
Net income (loss) - diluted	$ 0.04	$ 0.15	$ 0.11	$ 0.09	$ 0.32	$ 0.27	$ (8.02)	$ 0.20	$ 0.39	$ (0.25)	$ (51.62)
Options and Warrants [Member]
Denominator:
Dilutive effect of options and warrants									1,221